Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Accounts and Notes Receivable
(a)	Trade accounts and notes receivable as of December 31, 2018 and December 31, 2019 are as follows:

( In millions of won )
	December 31, 2018		December 31, 2019
Due from third parties	~~W~~	2,305,368	2,576,391
Due from related parties		523,795	577,689

	~~W~~	2,829,163	3,154,080

Summary of Other Accounts Receivable
(b)	Other accounts receivable as of December 31, 2018 and December 31, 2019 are as follows:

( In millions of won )
	December 31, 2018		December 31, 2019
Current assets
Non-trade receivable, net	~~W~~	159,238	463,614
Accrued income		10,075	10,434

	~~W~~	169,313	474,048

Non-current assets
Long-term non-trade receivable		11,448	9,072

	~~W~~	180,761	483,120

Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable
(c)	The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2018 and December 31, 2019 are as follows:

(In millions of won)	December 31, 2018
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	~~W~~	2,807,598	177,689	(473)	(816)
Past due 1-15 days		21,558	3,148	(4)	(26)
Past due 16-30 days		454	441	—	(4)
Past due 31-60 days		30	96	—	(1)
Past due more than 60 days		—	668	—	(434)

	~~W~~	2,829,640	182,042	(477)	(1,281)

(In millions of won)	December 31, 2019
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	~~W~~	3,119,914	208,086	(454)	(3,292)
Past due 1-15 days		34,626	3,512	(6)	(1)
Past due 16-30 days		—	598	—	(4)
Past due 31-60 days		—	61	—	—
Past due more than 60 days		—	274,185	—	(25)

	~~W~~	3,154,540	486,442	(460)	(3,322)

Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable, Other Accounts Receivable
The movement in the allowance for impairment in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2017, 2018 and 2019 are as follows:

( In millions of won )	Trade accounts and notes receivable
	2017		2018	2019
Balance at the beginning of the year	~~W~~	1,488	1,632	477
(Reversal of) bad debt expense		144	(1,155)	(17)

Balance at the end of the year	~~W~~	1,632	477	460

( In millions of won )	Other accounts receivable
	2017		2018	2019
Balance at the beginning of the year	~~W~~	1,116	1,311	1,281
(Reversal of) bad debt expense		195	(30)	2,041

Balance at the end of the year	~~W~~	1,311	1,281	3,322

Summary of Other Assets
(d)	Other assets as of December 31, 2018 and December 31, 2019 are as follows:

(In millions of won)	December 31, 2018		December 31, 2019
Current assets
Advanced payments	~~W~~	13,259	6,203
Prepaid expenses		89,110	114,145
Value added tax refundable		436,190	826,730
Right to recover returned goods		7,489	22,106

	~~W~~	546,048	969,184

Non-current assets
Long-term prepaid expenses	~~W~~	381,983	272,835
Long-term advanced payments		—	7,742

	~~W~~	381,983	280,577